Prospectus Supplement                                           208778 11/03
dated November 10, 2003 to:

PUTNAM EQUITY INCOME FUND
Prospectuses dated March 30, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader        Since     Experience
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Bartlett R. Geer        2000      2000 - Present         Putnam Management
                                  Prior to Dec. 2000     State Street Research
                                                         and Management
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Portfolio members       Since     Experience
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Kevin M. Cronin         2003      1997 - Present         Putnam Management
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Jeanne L. Mockard       2000      1985 - Present         Putnam Management
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